AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2008

                                                FILE NOS. 333-____ AND 811-22177

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ___
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. ___

                                 --------------

                          EXCHANGE TRADED SPREADS TRUST
             (Exact Name of Registrant as Specified in its Charter)

        44 MONTGOMERY STREET, SUITE 2100, SAN FRANCISCO, CALIFORNIA 94104
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (415) 398-2727

                                STEPHEN C. ROGERS
        44 MONTGOMERY STREET, SUITE 2100, SAN FRANCISCO, CALIFORNIA 94104
                     (Name and Address of Agent for Service)

                                 --------------

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                                  -------------

                     Please Send Copy of Communications to:

W. Thomas Conner, Esq.                        Eric C. Freed, Esq.
Sutherland Asbill & Brennan LLP               Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.                1114 Avenue of the Americas
Washington, DC 20004-2415                     40th Floor
                                              New York, NY 10036

                          EXCHANGE TRADED SPREADS TRUST
                         ETSPREADS EXCHANGE TRADED FUNDS

The Exchange Traded Spreads Trust (the "Trust"), a registered investment company, consists of four separate investment portfolios called "Funds." This Prospectus relates to all four of the Funds:

ETSPREADS HIGH YIELD FUND
ETSPREADS INVERSE HIGH YIELD FUND
ETSPREADS INVESTMENT GRADE FUND
ETSPREADS INVERSE INVESTMENT GRADE FUND

CCM Partners, LP ("CCM" or the "Adviser") is the investment adviser to each Fund. The shares of the Funds are listed and traded at market prices on the TBD Stock Exchange. Each Fund has its own CUSIP number and exchange-trading symbol. Market prices for a Fund's shares may be different from its net asset value per share. Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED _____ __, 2008

        TABLE OF CONTENTS                                            Page
                                                                     ----
        Overview                                                      TBD
        Principal Investment Strategies                               TBD
        Principal Risk Factors Common to the Funds                    TBD
        Investment Objectives and Strategies of Each Fund             TBD
        ETSpreads High Yield Fund                                     TBD
        ETSpreads Inverse High Yield Fund                             TBD
        ETSpreads Investment Grade Fund                               TBD
        ETSpreads Inverse Investment Grade Fund                       TBD
        Portfolio Holdings Information                                TBD
        Portfolio Turnover                                            TBD
        Management                                                    TBD
             Investment Adviser                                       TBD
             Portfolio Managers                                       TBD
             Administrator, Custodian and Transfer Agent              TBD
        Shareholder Information                                       TBD
             Buying and Selling Shares                                TBD
             Book Entry                                               TBD
             Share Prices                                             TBD
             Determination of Net Asset Value                         TBD
             Dividends and Distributions                              TBD
             Taxes                                                    TBD
                  Taxes on Distributions                              TBD
                  Taxes when Shares are Sold                          TBD
             Creations and Redemptions                                TBD
                  Transaction Fees                                    TBD
        Distribution                                                  TBD
        Index Provider                                                TBD
        Disclaimers                                                   TBD


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         EXCHANGE TRADED SPREADS TRUST'S ETSPREADS EXCHANGE TRADED FUNDS

This Prospectus relates to the following four Funds that make up the EXCHANGE TRADED SPREADS TRUST.

NAME OF FUND                                   CUSIP          TBD TICKER SYMBOL
------------                                   -----          -----------------

ETSPREADS HIGH YIELD FUND
ETSPREADS INVERSE HIGH YIELD FUND
ETSPREADS INVESTMENT GRADE FUND
ETSPREADS INVERSE INVESTMENT GRADE FUND

Each Fund is an "index fund" with an investment objective of seeking investment results, before fees and expenses and without taking into account interest earned on short-term debt instruments, that correspond generally to the price and yield performance, or the inverse of the performance, of a particular index of credit default swaps (its "Underlying Index"). The Underlying Index for the ETSpreads High Yield Fund and ETSpreads Inverse High Yield Fund is the CDX.NA.HY Index (the "High Yield Underlying Index"). The Underlying Index for the ETSpreads Investment Grade Fund and ETSpreads Inverse Investment Grade Fund is the CDX.NA.IG Index (the "Investment Grade Underlying Index"). Each Underlying Index is owned by CDS IndexCo, a consortium of 16 investment banks that are licensed to be market makers in swap contracts on the Underlying Indices, and calculated, administered and published by Markit Group Limited (collectively, the "Index Provider").

An index is a measure of securities price changes or returns, with the securities in the index (and their weightings) selected by an index provider as representative of a market, market segment or specific industry sector. The Index Provider publishes information regarding the value of and changes in the Underlying Indexes. The Index Provider does not provide advice regarding whether specific securities or instruments should be purchased by a Fund. This advice is provided by the Adviser. The Adviser is not affiliated with the Index Provider for the Funds.

The Principal Investment Strategies and Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds generally, while the Investment Objectives and Strategies of Each Fund section provides important information about each Fund, including a brief description of the principal risks specific to that Fund.

The shares of the Funds are listed and traded at market prices on the TBD Stock Exchange. Each Fund has its own CUSIP number and exchange-trading symbol.

Market prices for a Fund's shares may be different from its net asset value per share. Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples thereof ("Creation Units"). Creations and redemptions of Creation Units are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Shares.

                         PRINCIPAL INVESTMENT STRATEGIES

GENERAL

Each Fund intends to achieve its investment objective by investing primarily in credit default swap contracts ("CDS Contracts"), including CDS Contracts on its Underlying Index (known as "CDX Contracts"), as further described below. The High Yield Underlying Index and the related CDX Contracts relate to 100 North American companies with below investment grade credit ratings, whose debt obligations are sometimes referred to as "high yield" or "junk" bonds. The Investment Grade Underlying Index and the related CDX Contracts relate to 125 North American companies with investment grade credit ratings. The collateral required to be provided by a Fund to CDS Contract counterparties to secure its obligations under CDS Contracts will generally represent a small portion of each Fund's total assets. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, each Fund will maintain most of its assets in cash or cash equivalents, such as short-term U.S. Government Obligations ("Cash Investments").

CDS Contracts are credit derivatives that allow investors to buy and sell protection against default on the debt securities of a specific company or group of companies or governmental entity or group of entities ("Reference Entity"). CDX Contracts are a type of CDS Contract that allow investors to buy and sell protection with respect to a large group of Reference Entities from various industries, but with similar credit ratings.


                                       2
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In a CDS transaction, one party (the "protection buyer") agrees to pay the other party (the "protection seller") a set periodic premium for the life of the contract, based on a given notional amount of the contract. In addition, if a CDX Contract is entered into after Contracts of that series have begun to be offered, the protection buyer will make payment to, or receive a payment from, the protection seller to take into account the difference between the current market value of the CDX Contract and the initial value of the Contract.

In exchange for the premium paid, the protection seller agrees to make certain payments in the event of a credit event (such as a default) relating to a Reference Entity. The CDS Contract may call for cash settlement or physical settlement if such a credit event occurs, or may permit the protection buyer to choose either cash or physical settlement. If physically settled, the protection buyer delivers to the protection seller a face amount of a specified security of the defaulted Reference Entity equal to the original notional value of the CDS Contract (or, in the case of a CDX Contract, the notional amount of the defaulted security that reflects its weighting in the Contract), and the protection seller delivers the face amount of such securities in cash. If the CDS Contract is cash settled, the cash price to be paid to the protection buyer will generally be determined by an auction conducted under protocols published by the International Swap and Derivatives Association, Inc. ("ISDA"). A Fund generally will use cash settlement when it is available to it under the Contract. In any event, the protection buyer is protected against a default by a Reference Entity, and the protection seller takes on the risk of such a default. A Fund acting as a protection seller is buying exposure to the credit risk relating to certain issuers of high yield or investment grade debt securities and the related potential to profit from actual or perceived improvements in the creditworthiness of issuers in the relevant debt market, while the protection buyer obtains protection from such risk and could profit if the prospects of the issuers, or the high yield or investment grade debt markets generally, decline.

CDS Contracts are privately negotiated arrangements, and ownership of a contract cannot be freely transferred without the consent of the other party. Instead, the Funds can dispose of a CDS position by three different means, each of which involves settlement payment by one of the parties. First, the parties can agree to a "termination" (or "tear-up"), under which they agree to terminate the original obligation following payment. Second, one party can enter into an offsetting transaction (for example, if the original transaction involved selling protection, the party would buy protection on the same notional amount with a different counterparty), which leaves the original transaction in place but effectively cancels out its economic effect. Finally, a party can enter into a "novation" (or "assignment") with the consent of the counterparty, under which the party transfers its rights and obligations under the CDS Contract to a third party in exchange for a payment. The Adviser generally expects to unwind transactions through termination or novation rather than offset in order to avoid incurring additional credit exposure to a second counterparty. In order to ensure that the Funds will be able to meet requests for redemption of Creation Units, a Fund will only enter into CDS Contracts with counterparties that agree to permit the Fund to terminate the contract at any time with no more than seven days' notice to the counterparty.

CDS transactions are documented under standard ISDA forms. Specifically, the ISDA Master Agreement provides a set of default terms for derivative transactions. The counterparties also negotiate a "schedule" to the Master Agreement to account for party-specific terms, and a separate agreement under which collateral for the parties' obligations will be provided. The Adviser has entered into ISDA Master Agreements on behalf of the Funds with several of the investment banks that are market makers in CDS Contracts and will add additional counterparties as agreements are finalized.

A new series of CDX Contract (sometimes with new Reference Entities) is issued every six months, and the composition of the Underlying Index changes to reflect the new Contract, although existing CDX contracts of the prior series may remain outstanding. In order to achieve performance that corresponds generally with that of its Underlying Index (or the inverse of such performance), each Fund typically will replace the prior five year CDX Contract with the newly issued, or so-called "on-the-run," Contract when it is issued. Each Fund typically will enter into CDS Contracts with an aggregate notional amount approximately equal to the Fund's net assets. As index funds, the Funds' Investments in CDS Contracts will be made without regard to market conditions, trends or direction, and the Adviser will not take temporary defensive positions.

In addition to investing in CDX Contracts, other types of CDS Contracts, and Cash Investments, the Adviser may seek to achieve each Fund's investment objective by investing in: mutual funds, unit investment trusts and other investment companies that invest primarily in high yield debt securities; interest rate swaps; futures contracts; high yield debt securities; and/or other financial instruments.


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

CORRELATION

The Adviser expects that, over extended periods, the correlation (or inverse correlation) between each Fund's performance before fees, expenses, and interest income and that of its Underlying Index will be 95% or better. A correlation of 100% would indicate perfect correlation, while a correlation of 0% would indicate no relationship between the performance of a Fund and its Underlying Index.

                   PRINCIPAL RISK FACTORS COMMON TO THE FUNDS

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund, and the application of the risks set forth in this section to the particular Fund, are discussed under the description of that Fund. Some or all of these risks may adversely affect a Fund's net asset value, trading price, yield, total return and/or its ability to meet its objectives. Certain of the risks discussed in this section apply to the ETSpreads Inverse High Yield Fund and ETSpreads Inverse Investment Grade Fund in an inverse or opposite fashion than they would apply to a more traditional fund.

ACTIVE TRADING RISK
A significant portion of a Fund's assets may come from investors who engage in strategic and tactical asset allocation involving frequent trading of Fund shares to take advantage of anticipated changes in market conditions. While such frequent trading will generally occur in secondary market transactions that do not affect the Funds, such trading may also result in frequent creations and redemptions of Creation Units, which may cause the Funds to buy and sell portfolio securities (e.g., revise their CDS Contract exposure), and thereby experience high portfolio turnover. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of a Fund may negatively impact the Fund's ability to achieve its investment objective.

AGGRESSIVE INVESTMENT TECHNIQUE RISK
A Fund may use investment techniques that may be considered aggressive, including entering into CDS and CDX Contracts and similar instruments. Such techniques may expose a Fund to potentially dramatic changes (losses or gains) in the value of its portfolio holdings. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying securities, including: 1) the risk that an instrument is temporarily mis-priced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; and 4) the possible absence of a liquid secondary market for any particular instrument, which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

CDS LIQUIDITY RISK
There can be no assurance that liquidity will exist in the market for CDS Contracts at any time in the future. CDS Contracts are bilateral contracts that cannot be novated without the consent of the other party, which consent may be withheld or delayed for a number of reasons. While the Funds have entered into agreements allowing them to terminate CDS Contracts at any time, a counterparty may not meet its contractual commitment to terminate contracts. A counterparty may not be willing to unwind, novate or terminate a CDS transaction under terms acceptable to the Fund. Therefore, the Fund, as a party to a CDS Contract, may need to hold its position in the contract for an indefinite period of time or until it terminates in accordance with its terms.

REFERENCE OBLIGATION LIQUIDITY RISK
When a Fund is a protection buyer, upon the occurrence of a credit event, the Fund may first need to purchase the securities of the affected Reference Entity in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist in such securities. As a result, the Fund's ability to maximize returns or minimize losses on its CDS Contracts may be impaired.

CONCENTRATION RISK/STRUCTURAL RISK
The concentration of the Funds in one particular market sector (the high yield debt or "junk bond" sector or the investment grade debt sector) subjects them to a greater degree of risk with respect to defaults within that sector or, in the case of the Inverse High Yield Fund and Inverse Investment Grade Fund, an absence of defaults in the corresponding sector.

CORRELATION RISK
A number of factors may affect a Fund's ability to achieve a high degree of correlation with its Underlying Index on a daily basis, and there can be no guarantee that a Fund will achieve a high degree of correlation with its


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Underlying Index. Each Fund does not invest exclusively in CDX Contracts relating to its Underlying Index, and its correlation may be lower than and its tracking error may be greater than a fund that does invest exclusively in the securities in its index. Differences between the performance of a Fund and its Underlying Index may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses. (A positive difference between the performance of the Funds and their Underlying Index may result from the fact that the Funds will earn interest on Cash Investments held to secure their CDS Contract positions.) A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.

COUNTERPARTY RISK
Each Fund will be subject to credit risk with respect to the counterparties to financial instruments entered into by that Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of an investor's investment in Shares of a Fund may decline.

More specifically, CDS and CDX Contracts are traded in the "over-the-counter" or "inter-dealer" markets which are typically not subject to credit evaluation and regulatory oversight. This exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions whether due to a dispute (whether or not bona fide) over the terms of the contract or due to a credit or liquidity problem, thus causing the Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where there is a greater likelihood that events may intervene to prevent settlement. In addition, a Fund may use a small number of counterparties, in which case the Fund's risk would be more concentrated in those counterparties than would have been the case if it used a larger number of counterparties. The receipt of collateral from a counterparty may reduce, but it will not eliminate, counterparty risk. Although the Adviser will attempt to evaluate the creditworthiness of its counterparties, there can be no guarantee that it will be successful in doing so.

CREDIT RISK
The reference obligations for the CDS Contracts are subject to credit risk, which is the risk that the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Debt securities are subject to varying degrees of credit risk, which are often reflected in credit ratings, with high yield debt securities being subject to higher credit risk. Credit risk should be less of a factor with respect to the Funds' Cash Investments, although those investment may involve some credit risk. Credit risk generally is not a factor for U.S. Government securities; however, certain securities issued by U.S. government agencies, authorities or instrumentalities in which a Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may involve to credit risk.

DOCUMENTATION RISK
The vast majority of CDS transactions are executed under ISDA documentation. The Adviser has entered into ISDA Master Agreements on behalf of the Funds with several counterparties and will add additional counterparties as agreements are finalized. There can be no assurance that the ISDA documentation among the counterparties will be uniform and on comparable terms. Therefore, depending on the counterparty to a specific transaction, the applicable Fund may be subject to better or more onerous terms. Additionally, if a Fund is required to terminate a CDS Contract by entering into an offsetting transaction, the two transactions may be subject to different ISDA terms, creating risk if the transactions had to be terminated early.

EARLY CLOSING RISK
The normal close of trading in CDS Contracts is 5:00 p.m. (EST). Unanticipated early closings by the dealer banks may result in an Fund being unable to sell or buy CDS Contracts on that day. If a dealer bank closes early on a day when an Fund needs to execute a high volume of securities trades late in the trading day, the Fund may incur substantial trading losses.

RISK OF THE EVOLVING NATURE OF THE CREDIT DEFAULT MARKET
The CDS Contract markets are continuously evolving and the definitions and terms of CDS Contracts are subject to interpretation and further evolution. There can be no assurance that changes to the markets or the contractual definitions and terms applicable will be predictable. Amendments to standard ISDA documentation will apply to an outstanding CDS transaction only if the contract is amended. The Funds are subject to the risk that contractual definition and terms could be interpreted in a manner that would be adverse to them or that the credit derivatives market generally may evolve in a manner that would be adverse to them.

FIXED INCOME RISK
The market value of debt securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest


                                       5
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rates, the values of outstanding fixed income securities generally rise.
Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. The prices of the CDS contracts in which the Funds will invest are sensitive to the difference or "spread" between interests rates for the securities of the Reference Entities and interest rates for fixed income securities essentially free of credit risk, such as U.S. Treasury obligations.

HIGH YIELD RISK
High yield debt securities, commonly known as junk bonds, are rated below investment grade and are considered speculative. The prices of high yield bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. These securities are sensitive to company, political or economic developments and may present increased levels of liquidity and credit risk. High yield debt instruments generally pay higher yields than investment grade securities; however, high yield debt instruments involve greater risk of an issuer's continuing ability to make timely principal and interest payments and involve greater risk of default or bankruptcy of the issuer of the security. Rising interest rates or a downturn in the economy could negatively affect the market for these securities (or derivatives relating to such securities) and reduce market liquidity. If an issuer is in default of its principal and interest payments, the issuer's security may lose its entire value.

INVERSE CORRELATION RISK
Where a Fund's investment objective is to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield or investment grade market, the Fund will generally lose value as the relevant market is rallying (gaining value). This result is the opposite of traditional fixed income mutual funds, and certain of the risks discussed in this Prospectus apply to the Fund in an inverse or opposite fashion than they would apply to a traditional fixed income mutual fund.

LACK OF GOVERNMENT INSURANCE OR GUARANTEE
An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LACK OF MARKET LIQUIDITY FOR SHARES
Although shares of the Funds described in this Prospectus are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged. Additionally, secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules.

LIQUIDITY RISK
In certain circumstances, it may be difficult for a Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which a Fund may invest, trading in such instruments may be relatively inactive.

MANAGEMENT RISK
Because each Fund does not exactly replicate its Underlying Index and may hold securities other than its Underlying Index, a Fund is subject to some level of management risk. This is the risk that the Adviser's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Underlying Index differs from more typical securities indices, the expertise and effort required of the Adviser in order to track the Funds' Underlying Index differs from the expertise and effort required of the managers of typical indexed mutual funds. The Funds' portfolio managers do not have experience managing investment companies or portfolios similar to the Funds or in attempting to track the performance of the Underlying Indices. No assurance can be given that the trading systems and strategies utilized by the Adviser including, without limitation, the investment strategy of the Adviser, will prove successful under all or any market conditions.

MARKET RISK
Each Fund is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by a Fund may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company, such as


                                       6
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real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

NON-DIVERSIFICATION RISK
The Funds are classified as "non-diversified" under the federal securities laws. Each Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Adviser determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

PASSIVE INVESTMENTS RISK
Each Fund operates as an index fund and generally will not be actively managed. Adverse performance of an investment in a Fund's portfolio will ordinarily not result in the elimination of the instrument from that Fund's portfolio.

PORTFOLIO TURNOVER RISK
A Fund's strategy may involve buying and selling CDX Contracts frequently to maintain exposure to only "on-the-run" Contracts. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than expected.

PURPOSE OF THE UNDERLYING INDEXES
The Underlying Indexes were not created for the purposes of the applicable Fund. Adjustments may be made to an Underlying Index or an Underlying Index may cease to be calculated without regard to the Funds or their shareholders. In the event an Underlying Index is changed or ceases to be calculated, subject to any necessary approvals of shareholders, the Adviser may change the investment objective of the affected Fund, seek a new underlying index, or make such other arrangements as the Adviser considers appropriate and in the best interest of shareholders in the circumstances.

REFERENCE ENTITY RISK
Participation in a CDS Contract does not constitute a purchase or other acquisition or assignment of any interest in any obligation of any Reference Entity. The parties to the CDS Contract will have no recourse against any Reference Entity under such Contract and will have no rights to enforce directly compliance by any Reference Entity with the terms of its obligations, no voting rights with respect to any Reference Entity, and no security interest in any obligation of a Reference Entity.

SHARES OF THE FUNDS MAY TRADE AT PRICES OTHER THAN NET ASSET VALUE
Shares of the Funds may trade at, above or below their net asset value or "NAV." The per share net asset value of each Fund will fluctuate with changes in the market value of such Fund's holdings. The trading prices of a Fund's shares will reflect market supply and demand for shares, and therefore may not track net asset value closely. However, given that shares can be created and redeemed at net asset value in large "Creation Share" aggregations, the Adviser believes that large discounts or premiums in the trading prices of the Funds' shares as compared to their net asset value should not occur (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values).

TAX RISK
The goal of the Adviser is to manage the Funds to satisfy the requirements for "regulated investment company" status under Subchapter M of the Internal Revenue Code (the "Code"), and the Adviser expects that the Funds will satisfy such requirements. However, there can be no assurance that this goal will be achieved for each of the Funds' taxable years. As noted above, the Funds currently intend to gain exposure to the high yield and investment grade credit markets primarily by entering into CDS Contracts. The treatment of these derivatives under tests applied in determining qualification as a regulated investment company under the Code is uncertain. The Funds have not obtained an opinion of counsel and there is no definitive guidance concerning the proper treatment of CDS Contracts under the Code provisions relating to qualification as a regulated investment company. If a Fund failed to qualify as a regulated investment company in any year, it would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders. The result would be a reduction in investors' returns.


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VALUATION RISK
During periods of reduced market liquidity or in the absence of readily available market quotations for securities in a Fund's portfolio, the ability of the Fund to value its securities becomes more difficult and the judgment of the Adviser (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

                INVESTMENT OBJECTIVES AND STRATEGIES OF EACH FUND


ETSPREADS HIGH YIELD FUND
CUSIP: TBD
TRADING SYMBOL: TBD
UNDERLYING INDEX: CDX.NA.HY
INVESTMENT OBJECTIVE:
ETSpreads High Yield Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses and without taking into account interest earned on its Cash Investments, of the high yield credit market as measured by the CDX.NA.HY index. If the Fund is successful in meeting its objective, its net asset value should generally gain value as the high yield credit market is rallying (gaining value). Conversely, its net asset value should generally lose value as the high yield credit market is falling (losing value). The Fund's investment objective may be changed without shareholder approval.

The ETSpreads High Yield Fund achieves its high yield exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS Contracts with a notional value of at least 80% of its net assets. In order to gain exposure to the high yield market, the Fund will normally be a net protection seller, and therefore will be required to make payments to the protection buyer when an adverse credit event occurs relating to a Reference Entity.

The collateral required to be provided by the Fund to CDS Contract counterparties to secure its obligations under CDS Contracts will generally represent a small portion of the Fund's total assets. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will maintain most of its assets in Cash Investments. In addition to investing in CDS Contracts and Cash Investments, the Adviser may seek to achieve the Fund's investment objective by investing in: mutual funds, unit investment trusts and other investment companies that invest primarily in high yield debt securities; interest rate swaps; futures contracts; high yield debt securities; and/or other financial instruments.

PERFORMANCE INFORMATION
Performance information is not available because the Fund is new.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

       SHAREHOLDER FEES
       (fees paid directly from an investment)
       Creation Transaction Fee(1)                                     $TBD
       Redemption Transaction Fee(1)                                   $TBD

       ANNUAL FUND OPERATING EXPENSES
       (expenses that are deducted from the Fund's assets)(2)
       Management Fees                                                 TBD%
       Distribution and Service (12b-1) Fees                           None
       Other Expenses(3)                                               TBD%
       TOTAL ANNUAL FUND OPERATING EXPENSES                            TBD%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

(2) Expressed as a percentage of average net assets on an annual basis.

(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$2,500,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of _________, 2008, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day. (See the Transaction Fees section below.)


ETSPREADS INVERSE HIGH YIELD FUND
CUSIP: TBD
TRADING SYMBOL: TBD
UNDERLYING INDEX: CDX.NA.HY
INVESTMENT OBJECTIVE
The ETSpreads Inverse High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the price and yield performance, before fees and expenses and without taking into account interest earned on its Cash Investments, of the high yield credit market as measured by the CDX.NA.HY index. If the Fund is successful in meeting its objective, its net asset value should generally lose value as the high yield credit market is rallying (gaining value). Conversely, its net asset value should generally increase in value as the high yield credit market is falling (losing value). The Fund's investment objective may be changed without shareholder approval.

The ETSpreads Inverse High Yield Fund achieves its inverse (opposite) high yield credit exposure primarily through CDX Contracts and, under normal market conditions, will enter into CDS Contracts with a notional value of at least 80% of its net assets. In order to gain inverse exposure to the high yield market, the Fund will normally be a net protection buyer, and therefore will be required to make the ongoing payments specified under such contracts that represent the cost of purchasing protection from adverse credit events relating to a Reference Entity.

The collateral required to be provided by the Fund to CDS Contract counterparties to secure its obligations under CDS Contracts will generally represent a small portion of the Fund's total assets. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will maintain most of its assets in Cash Investments. In addition to investing in CDS Contracts and Cash Investments, the Adviser may seek to achieve the Fund's investment objective by investing in: mutual funds, unit investment trusts and other investment companies that invest primarily in high yield debt securities; interest rate swaps; futures contracts; high yield debt securities; and/or other financial instruments.

PERFORMANCE INFORMATION
Performance information is not available because the Fund is new.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

       SHAREHOLDER FEES
       (fees paid directly from an investment)
       Creation Transaction Fee(1)                                     $TBD
       Redemption Transaction Fee(1)                                   $TBD

       ANNUAL FUND OPERATING EXPENSES
       (expenses that are deducted from the Fund's assets)(2)
       Management Fees                                                 TBD%
       Distribution and Service (12b-1) Fees                           None
       Other Expenses(3)                                               TBD%
       TOTAL ANNUAL FUND OPERATING EXPENSES                            TBD%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

(2) Expressed as a percentage of average net assets on an annual basis.

(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$2,500,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of _________, 2008, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day. (See the Transaction Fees section below.)

ETSPREADS INVESTMENT GRADE FUND
CUSIP: TBD
TRADING SYMBOL: TBD
UNDERLYING INDEX: CDX.NA.IG

INVESTMENT OBJECTIVE:
ETSpreads Investment Grade Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses and without taking into account interest earned on its Cash Investments, of the investment grade credit market as measured by the CDX.NA.IG index. If the Fund is successful in meeting its objective, its net asset value should generally gain value as the investment grade credit market is rallying (gaining value). Conversely, its net asset value should generally lose value as the investment grade credit market is falling (losing value). The Fund's investment objective may be changed without shareholder approval.

The ETSpreads Investment Grade Fund achieves its investment grade exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS Contracts with a notional value of at least 80% of its net assets. In order to gain exposure to the investment grade market, the Fund will normally be a net protection seller, and therefore will be required to make payments to the protection buyer when an adverse credit event occurs relating to a Reference Entity.

The collateral required to be provided by the Fund to CDS Contract counterparties to secure its obligations under CDS Contracts will generally represent a small portion of the Fund's total assets. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will maintain most of its assets in Cash Investments. In addition to investing in CDS Contracts and Cash Investments, the Adviser may seek to achieve the Fund's investment objective by investing in: mutual funds, unit investment trusts and other investment companies that invest primarily in investment grade debt securities; interest rate swaps; futures contracts; and/or other financial instruments.

PERFORMANCE INFORMATION
Performance information is not available because the Fund is new.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

       SHAREHOLDER FEES
       (fees paid directly from an investment)
       Creation Transaction Fee(1)                                     $TBD
       Redemption Transaction Fee(1)                                   $TBD

       ANNUAL FUND OPERATING EXPENSES
       (expenses that are deducted from the Fund's assets)(2)
       Management Fees                                                 TBD%
       Distribution and Service (12b-1) Fees                           None
       Other Expenses(3)                                               TBD%
       TOTAL ANNUAL FUND OPERATING EXPENSES                            TBD%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

(2) Expressed as a percentage of average net assets on an annual basis.

(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$2,500,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of _________, 2008, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day. (See the Transaction Fees section below.)


ETSPREADS INVERSE INVESTMENT GRADE FUND
CUSIP: TBD
TRADING SYMBOL: TBD
UNDERLYING INDEX: CDX.NA.IG
INVESTMENT OBJECTIVE
The ETSpreads Inverse Investment Grade Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the price and yield performance, before fees and expenses and without taking into account interest earned on its Cash Investments, of the investment grade credit market as measured by the CDX.NA.IG index. If the Fund is successful in meeting its objective, its net asset value should generally lose value as the investment grade credit market is rallying (gaining value). Conversely, its net asset value should generally increase in value as the investment grade credit market is falling (losing value). The Fund's investment objective may be changed without shareholder approval.

The ETSpreads Inverse Investment Grade Fund achieves its inverse (opposite) investment grade credit exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS contracts with a notional value of at least 80% of its net assets. In order to gain inverse exposure to the investment grade market, the Fund will normally be a net protection buyer, and therefore will be required to make the ongoing payments specified under such contracts that represent the cost of purchasing protection from adverse credit events relating to a Reference Entity.

The collateral required to be provided by the Fund to CDS Contract counterparties to secure its obligations under CDS Contracts will generally represent a small portion of the Fund's total assets. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will maintain most of its assets in Cash Investments. In addition to investing in CDS Contracts and Cash Investments, the Adviser may seek to achieve the Fund's investment objective by investing in: mutual funds, unit investment trusts and other investment companies that invest primarily in investment grade debt securities; interest rate swaps; futures contracts; and/or other financial instruments.

PERFORMANCE INFORMATION
Performance information is not available because the Fund is new.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

       SHAREHOLDER FEES
       (fees paid directly from an investment)
       Creation Transaction Fee(1)                                     $TBD
       Redemption Transaction Fee(1)                                   $TBD

       ANNUAL FUND OPERATING EXPENSES
       (expenses that are deducted from the Fund's assets)(2)
       Management Fees                                                 TBD%
       Distribution and Service (12b-1) Fees                           None
       Other Expenses(3)                                               TBD%
       TOTAL ANNUAL FUND OPERATING EXPENSES                            TBD%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

(2) Expressed as a percentage of average net assets on an annual basis.

(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$2,500,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of _________, 2008, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day. (See the Transaction Fees section below.)

PORTFOLIO HOLDINGS INFORMATION
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

PORTFOLIO TURNOVER
Portfolio turnover is a measure of the level of trading in portfolio securities by the Funds, calculated by dividing the lesser of the amount of securities purchased or sold during a given period (excluding portfolio securities received or delivered in connection with issuing and redeeming Creation Shares as discussed below under "Shareholder Information - Creations and Redemptions") by the monthly average of the market value of the Fund's portfolio securities during the period. In light of the Funds' objectives of tracking the Underlying Index or its inverse and the fact that the composition of the Underlying Index changes every six months when a new series of CDX Contract is issued, it is expected that the Funds will engage in relatively frequent trading of CDS Contracts. A higher turnover rate generally will result in (1) greater transaction costs borne by a Fund (although no specific commission or other transaction charge is assessed when a CDS Contract is entered into, transaction costs may be embedded in the terms of the Contract) and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. Significant amounts of the Funds' distributions of realized gains will be short-term capital gains, taxable to you at ordinary income rates.

MANAGEMENT

INVESTMENT ADVISER
The investment adviser for the Funds is CCM Partners, LP ("CCM"), 44 Montgomery Street, Suite 2100, San Francisco, CA 94104. CCM managed $____ million in investment company assets as of _______, 2008 and has been managing investment company portfolios since 1985. The investment company portfolios other than the Funds for which CCM acts as investment adviser are mutual funds that are not operated as ETFs.

CCM is responsible for managing the portfolios and administrative requirements of the Funds. As compensation for managing the Funds, CCM receives a management fee from each Fund that is based on an annual percentage rate of the Fund's average daily net assets, as shown in the following table:

--------------------------------------------------------------------------------
NAME OF FUND                                                    MANAGEMENT FEE
--------------------------------------------------------------------------------
ETSpreads High Yield Fund                                            TBD%
--------------------------------------------------------------------------------
ETSpreads Inverse High Yield Fund                                    TBD%
--------------------------------------------------------------------------------
ETSpreads Investment Grade Fund                                      TBD%
--------------------------------------------------------------------------------
ETSpreads Inverse Investment Grade Fund                              TBD%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement between the Adviser and the Trust with respect to each Fund will be available in the Funds' annual report to shareholders for the period from commencement of operations until August 31, 2008, which will be sent to shareholders in late October, 2008.

PORTFOLIO MANAGERS
William P. Mock, who rejoined CCM as Project Manager in 2007, is the lead member of the portfolio management team for the Funds. Mr. Mock was the head trader for TKI Capital Management, an investment adviser to a convertible arbitrage hedge fund, from 2003-2006. From 2001 to 2003 Mr. Mock was a portfolio manager at CCM, where he served as the portfolio manager for the California Tax-Free Money Market Fund and the Short-Term U.S. Government Bond Fund. During this period he was also the co-portfolio manager of the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, and The United States Treasury Trust. Prior to originally joining CCM in 2001, he gained investment and trading experience at Societe Generale and Citibank, N.A.. He holds an engineering degree from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.

Matthew T. Clark, who rejoined CCM as Project Manager in 2007, serves as a member of the portfolio management team for the Funds. Mr. Clark served as a managing member of Ten Lakes Ventures, LLC, from 2003-2007. From 1999 - 2005, Mr. Clark served in various roles at CCM, including Operations Manager, Accounting and Compliance Officer, Chief Compliance Officer and Chief Operations Officer. He holds a Bachelor of Science degree with an emphasis in Finance from the University of Colorado.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
[ ] ("TBD") serves as administrator, custodian and transfer agent for the Funds. Its principal address is [ ]. Under the Administration Agreement with the Trust, TBD performs certain administrative and accounting services for the Funds and prepares certain SEC reports on behalf of the Trust and the Funds. In addition, TBD makes available the office space, equipment, personnel and facilities required to provide such services. Also under the Administration Agreement, TBD acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under the Custodian Agreement with the Trust, TBD maintains in separate accounts cash, securities and other assets of each Fund, keeps all necessary accounts and records, and provides other services. TBD is required, upon the order of the Trust, to deliver securities held by TBD and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, TBD receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser out of its management fee.

SHAREHOLDER INFORMATION

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-225-8778 or visiting our website at http://www.etspreads.com.

BUYING AND SELLING SHARES
Shares of the Funds trade on the TBD Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. Shares are generally purchased and sold in "round lots" of 100 shares, but investors can purchase or sell shares in "odd-lots" as small as a single share at no share price differential. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired from or redeemed directly by the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading"), including frequent trading that attempts to take advantage of potential arbitrage opportunities presented by changes in the value of a Fund's portfolio securities during the time period between the close of the primary markets for such portfolio securities and the reflection of those changes in the Fund's net asset value. Each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing transaction orders no later than the close of the primary markets for the Fund's portfolio securities. In addition, frequent trading of Fund shares on the TBD Exchange will not affect the Funds' cash flows, and therefore will have little potential to affect the ongoing management of the Funds or their ability to track the performance of the Underlying Index.

Shares of the Funds trade under the trading symbols listed for each Fund in the description section of each respective Fund.

The TBD Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, Creation Units will be available for purchase and redemption, and each Fund's net asset value will be calculated, only on days that (i) the government securities markets in the United States,
(ii) the Funds' custodian (the "Custodian") and (iii) the NYSE and the TBD Exchange are open for business. Therefore, shares of the Funds will be available for trading on TBD Exchange on certain federal holidays when the U.S. government securities markets are closed (as recommended by the Security Industry and Financial Markets Association), currently Columbus Day and Veterans Day, and each Fund's net asset value will not be calculated on those days.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

BOOK ENTRY
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or "street name" form.

SHARE PRICES
The trading prices of shares in the secondary market may differ in varying degrees from their daily net asset values and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a "real-time" update of the net asset value, because the approximate value may not be calculated in the same manner as the net asset value, which is computed once a day. [The approximate value is determined using publicly available price quotations from market makers in CDX Contracts.] The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE
The Custodian calculates the net asset value per share for each Fund as of the close of regular trading in CDS Contract markets (normally 5:00 p.m. Eastern time) on each day that (i) the Government Securities markets in the United States, (ii) the Custodian, and (iii) the NYSE and the TBD Exchange are open for business. The net asset value per share of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund's net asset value, a Fund's investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees.

The use of fair value pricing may be appropriate if, for example, (i) market quotations do not accurately reflect the fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

DIVIDENDS AND DISTRIBUTIONS
Each Fund earns interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Fund pays out dividends quarterly and may pay them on a more frequent basis. Each Fund will distribute substantially all of its net income to shareholders each fiscal year. Each Fund may also realize capital gains on the sale of its investments, and each Fund distributes its net realized capital gains, if any, to investors annually. Fund distributions are expected to consist primarily of dividends, although capital gains distributions may be made.

TAXES
As with any investment, you should consider the tax consequences of your investment in shares of the Funds. The tax information in this Prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o     A Fund makes distributions, and
o     You sell shares.

TAXES ON DISTRIBUTIONS
Distributions from a Fund's net investment income and out of a Fund's net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Funds are not expected to qualify for the lower tax rates applicable to qualified dividend income or to qualify for the dividends received deduction for corporate investors. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. [A statutory provision under which distributions constituting "interest-related dividends" or

"short-term capital gain dividends" were not subject to U.S. withholding tax recently expired and will not apply unless extended by Congress.]

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

TAXES WHEN SHARES ARE SOLD OR REDEEMED
Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Furthermore, the foregoing discussion assumes that the Funds will qualify as regulated investment companies under the Code for each of their taxable years. As discussed above under "Principal Risk Factors Common to the Funds - Tax Risk," it is not certain that the Funds will so qualify.

CREATIONS AND REDEMPTIONS
The shares that trade in the secondary market are "created" at net asset value by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 100,000 shares or multiples thereof. Each "creator" enters into an authorized participant agreement with RFS Partners, LP, the Funds' distributor, and deposits into the applicable Fund a portfolio of U.S. Government obligations and money market instruments and a specified amount of cash in exchange for a specified number of Creation Shares.

Similarly, shares can only be redeemed in a specified number of Creation Shares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of net asset value after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Shares (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary market transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

TRANSACTION FEES
Each Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fees for the Funds are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Units. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. The Adviser may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Unit redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the SAI. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

The following table shows, as of ______, 2008, the approximate value of one Creation Unit per Fund and the standard creation and redemption transaction fee.


--------------------------------------------------------------------------------
                                                                  STANDARD
                                     APPROXIMATEVALUE OF     CREATION/REDEMPTION
           NAME OF FUND                A CREATION UNIT         TRANSACTION FEE
--------------------------------------------------------------------------------
ETSpreads High Yield Fund               $2,500,000                  $ TBD
--------------------------------------------------------------------------------
ETSpreads Inverse High Yield Fund       $2,500,000                  $ TBD
--------------------------------------------------------------------------------
ETSpreads Investment Grade Fund         $2,500,000                  $ TBD
--------------------------------------------------------------------------------
ETSpreads Inverse Investment Grade      $2,500,000                  $ TBD
Fund
--------------------------------------------------------------------------------

DISTRIBUTION

[ ] (the "Distributor") is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The Distributor acts on an agency basis and is the "principal underwriter" for the Trust in connection with the issuance of Creation Units of each Fund. The Distributor is [not] an affiliated person of the Trust or the Adviser.

All orders to purchase Creation Shares for each Index Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

INDEX PROVIDER

The Index Provider is not affiliated with the Trust, the Adviser, the Distributor, or the TBD Exchange. The Underlying Indexes are widely followed by market professionals and are publicly available on the Index Provider's web site at www.markit.com.

The Index Provider has granted a license to the Adviser to use the Underlying Index and certain trademarks, service marks and trade names of the Index Provider and the Underlying Index. The Adviser in turn has granted sub-license rights to the Trust to use the Underlying Index.

DISCLAIMERS

THE INDEX PROVIDER. [obtain from index provider]

TBD. [obtain from Exchange]

THE ADVISER. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and the Adviser shall have no liability for any errors, omissions, or interruptions therein.

The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

TO LEARN MORE

This Prospectus contains important information on the Funds and should be read and kept for future reference. You can also get more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS

These are automatically mailed to all shareholders without charge. In the Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

This includes more details about the Funds, including a detailed discussion of the risks associated with the various investments. The SAI is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of the Prospectus.

You may obtain a copy of these documents free of charge by calling the Funds at
(800) 225-8778, by accessing the Funds' website at www.etspreads.com, or by emailing the Funds at info@etspreads.com. These documents and other information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds is also available on the EDGAR Database on the SEC's Internet Site at www.sec.gov, and copies of this information may be obtained by contacting the SEC at the address noted below or via e-mail at publicinfo@sec.gov. The SEC may charge you a duplication fee.

EXCHANGE TRADED SPREADS TRUST
P.O. BOX [ ]
SAN FRANCISCO, CA 94104-0387
(800) 225-8778
www.etspreads.com

Securities and Exchange Commission
Washington, DC 20549-0102

SEC File Number 811-22177

The Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC).

                          EXCHANGE TRADED SPREADS TRUST
                         ETSPREADS EXCHANGE TRADED FUNDS

             STATEMENT OF ADDITIONAL INFORMATION - _______ __, 2008

The Exchange Traded Spreads Trust (the "Trust") is an open end management investment company presently consisting of four separate series. This Statement of Additional Information ("SAI") relates to all of those series: the ETSpreads High Yield Fund, the ETSpreads Inverse High Yield Fund, the ETSpreads Investment Grade Fund, and the ETSpreads Inverse Investment Grade Fund (each, a "Fund" and collectively, the "Funds").

The combined Prospectus for the Funds dated _________, 2008, as may be amended from time to time, provides the basic information you should know before investing in a Fund, and may be obtained without charge from the Funds at the above address. This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This Statement of Additional Information is intended to provide you with additional information regarding the activities and operations of the Trust and each Fund, and should be read in conjunction with the Prospectus.

CONTENTS                                                                    Page
                                                                            ----
About the Exchange Traded Spreads Trust                                      TBD
About the ETSpreads Exchange Traded Funds                                    TBD
Investments and Risks                                                        TBD
Description of Underlying Indexes                                            TBD
Investment Restrictions                                                      TBD
Disclosure of Portfolio Holdings                                             TBD
Trustees and Officers                                                        TBD
Investment Management and Other Services                                     TBD
Policies Regarding Broker-Dealers Used for Portfolio Transactions            TBD
Additional Information Regarding Purchases, Redemptions and
  Trading of Fund Shares                                                     TBD
Taxation                                                                     TBD
Dividends and Distributions                                                  TBD
Principal Holders of Securities                                              TBD
Miscellaneous Information                                                    TBD
Financial Statements                                                         TBD
Appendix                                                                     TBD

ABOUT THE EXCHANGE TRADED SPREADS TRUST

The Trust issues its shares of beneficial interest with no par value in different series or "funds." Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Shareholders have no preemptive or other right to subscribe to any additional shares. The Trust was organized as a Delaware statutory trust on January 17, 2008. Currently, the Trust has four Funds, each of which maintains an entirely separate investment portfolio. The ETSpreads High Yield Fund and the ETSpreads Inverse High Yield Fund are referred to herein collectively as the "HY Funds," and the ETSpreads Investment Grade Fund and the ETSpreads Inverse Investment Grade Fund are referred to herein collectively as the "IG Funds." These Funds commenced operations as of the date of this SAI.

The Trust is not required, nor does it intend, to hold annual shareholder meetings. However, the Trust may hold special meetings for a specific fund or for the Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You have equal rights as to voting and to vote separately by fund as to issues affecting only your fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any fund for the purpose of electing or removing Trustees.

ABOUT THE ETSPREADS EXCHANGE TRADED FUNDS

Each Fund is an "index fund" with an investment objective of seeking investment results, before fees and expenses and interest income from short-term debt instruments, that correspond generally to the price and yield performance of an underlying index (an "Underlying Index"). Each Fund and its corresponding Underlying Index is set forth in the following table:

NAME OF FUND                                            UNDERLYING INDEX
------------                                            ----------------

ETSpreads High Yield Fund                               CDX.NA.HY
ETSpreads Inverse High Yield Fund                       CDX.NA.HY
ETSpreads Investment Grade Fund                         CDX.NA.IG
ETSpreads Inverse Investment Grade Fund                 CDX.NA.IG

The Underlying Indexes are indexes of credit default swap contracts ("CDS Contracts") owned by CDS IndexCo (the "Index Provider"), a consortium of 16 investment banks that are licensed to be market makers in swap contracts on the Underlying Index. Under normal market conditions, each Fund will enter into CDS Contracts (including contracts on the Underlying Index itself, known as "CDX Contracts") with a notional value of at least 80% of its net assets. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund issues and redeems shares on a continuous basis at their net asset value ("NAV") only in blocks of 100,000 shares, or multiples thereof, with each such block referred to as a "Creation Unit." Creation Units of a Fund are issued and redeemed principally in-kind for a basket of securities together with a specified cash payment. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. Market prices for a Fund's shares may be different from its NAV. For a more detailed discussion, see the "Additional Information Regarding Purchase, Redemptions and Trading of Fund Shares" section herein. The shares of each Fund are listed for trading on the [ ] (the "Exchange"). As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

The Trust reserves the right to adjust the share prices of Fund shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares (in contrast to the normal procedure of receiving or distributing securities). Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, which the Adviser may change from time to time, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In all cases, such conditions will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

INVESTMENTS AND RISKS

Below is a list of various types of investments that may be made by each Fund and certain "special considerations" with respect to each Fund. Below the list is a description of each of these investments and risks listed in the table.

INVESTMENTS

Corporate Bonds
Below Investment Grade Securities
Swap Agreements
Cash Reserves
Money Market Instruments
U.S. Government Securities
Repurchase Agreements
Futures Contracts and Related Options
Illiquid Securities
Other Investment Companies
Lending of Portfolio Securities

SPECIAL CONSIDERATIONS

Borrowing
Non-Diversified Status
Portfolio Turnover

CORPORATE BONDS. As discussed below, the Funds may invest in corporate debt securities, and expect to seek substantial exposure to such securities through derivatives such as CDS Contracts. In general, the issuer of a debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the security's face value) periodically or on a specified maturity date. Bond prices and yields vary depending on, among other factors, the credit risk of the bond's issuer and by general changes in market interest rates. A bond's value usually rises when market interest rates fall, and falls when market interest rates rise.

Because each Fund's investment objective is generally to track the performance of an Underlying Index, selection of bonds and related derivatives for the Funds will generally not be made based upon independent credit analysis or fundamental analysis regarding particular bond issuers.

Debt securities are typically rated by nationally recognized statistical rating organizations ("NRSROs"), whose ratings represent the opinions of the NRSROs on the quality of the securities. Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis of the issuer at the time of the rating. Therefore, while the rating of a security may change, the rating assigned to any particular security is not necessarily a reflection on the issuer's current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, NRSRO ratings do not necessarily reflect an assessment of the volatility of a security's market value or liquidity. See Appendix A of this SAI for a summary of the NRSROs' ratings.

BELOW INVESTMENT GRADE SECURITIES. The Funds may invest in below investment grade, high yield, fixed income securities (commonly referred to as "junk bonds"), and the HY Funds expect to seek substantial exposure to such securities through derivatives such as CDS Contracts. Below investment grade securities generally are subject to greater credit risk than other bonds - i.e., there is a greater possibility that adverse changes in the financial condition of the issuer of the security and/or in general economic conditions will impair the ability of the issuer to make timely payments of interest and principal. Because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have other methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities more volatile and can limit a Fund's ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, if there is not a liquid trading market for below investment grade securities held by a Fund, it may be difficult for the Fund to establish the fair value of the securities.

The value of below investment grade securities, like other fixed income securities, fluctuates in response to changes in market interest rates. A decrease in interest rates will generally result in an increase in value of outstanding below investment grade securities, while an increase in interest rates will generally result in the decline of the value of such investments. However, below investment grade securities are often affected by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries to a greater extent than other fixed income securities. Negative publicity or investor perceptions may also adversely affect the value of fixed income securities such as below investment grade securities.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to many years under which the parties agree to "swap" agreed-upon amounts or rates of return. In the case of a CDS Contract, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer(s) if a credit event (a downgrade or default) occurs. CDX Contracts are a type of CDS Contract relating to an index of underlying CDS Contracts. The HY Funds will typically invest in CDX Contracts relating to 100 North American companies with below investment grade credit ratings, whose debt obligations are sometimes referred to as "high yield" or "junk" bonds, while the IG Funds will typically invest in CDX Contracts relating to 125 North American companies with investment grade credit ratings. In contrast to a CDS Contract with a single reference issuer, the party referred to as the buyer of a CDX Contract is acquiring risk relating to the underlying bonds and is obligated to make payments if a credit event occurs, while the seller makes set payments in order to sell exposure to the underlying bonds. Therefore, the ETSpreads High Yield Fund and ETSpreads Investment Grade Fund are usually net buyers of CDX Contracts or net sellers of CDS Contracts (in other words, net sellers of protection), and the ETSpreads Inverse High Yield Fund and ETSpreads Inverse Investment Grade Fund are usually net sellers of CDX Contracts or net buyers of CDS Contracts (net buyers of protection).

The amounts to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, a hypothetical amount of investment in the securities the exposure to which is being purchased or sold.

If a Fund is a protection seller, the Fund may be required to pay the par value of a referenced debt obligation (in the case of a CDX.NA.HY Contract, 1/100 of the notional value of the contract; in the case of a CDX.NA.IG Contract, 1/125 of the notional value of the contract) to the counterparty in the event of a default or other credit event by the reference issuer, and would receive the referenced debt obligation in return. In certain circumstances, however, an actual exchange of securities for cash may not be required, and the Fund would merely make a cash payment representing the difference between the par value and the current market value of the securities. In any event, the Fund would receive from the counterparty in return a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As a protection seller, the Fund would be subject to investment exposure up to the notional amount of the contract.

If a Fund is a protection buyer, the Fund would have the right to deliver a referenced debt obligation and receive the par value of such debt obligation from the counterparty, or simply to receive a cash payment corresponding to this difference in value, in the event of a default or other credit event by the reference issuer. In any event, the Fund would pay the counterparty in return a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund. In the case of a CDX Contract, a separate exchange of securities for cash will occur, or a separate cash payment will be made by the protection seller, with respect to each underlying obligation that becomes subject to a credit event.

Entering into a CDS Contract after its inception requires the exchange of an up-front payment that relates to difference between the current market value of the CDS Contract and the initial value of the Contract. In addition, upon entering a CDS Contract the protection seller pays the accrued premium from the last payment date to the settlement date in order to receive a full 90 days of premium on the next payment date. In the event of a triggering credit event, the CDS Contract could be physically settled or cash settled, although the Funds generally will use cash settlement when it is available under the Contract. If physically settled, the protection buyer delivers to the protection seller a face amount of the defaulted security equal to the original notional value of the CDS Contract (or, in the case of a CDX Contract, the weighting in the Contract of the security that was the subject of the credit event), and the protection seller delivers the face amount of such securities in cash. If the CDS Contract is cash settled, the cash price to be paid to the seller will generally be determined by an auction conducted under the guidance of the International Swap and Derivatives Association, Inc. ("ISDA"). After the default of a Reference Entity under a CDX Contract, the notional value of the Contract held is reduced by the amount of cash delivered by the protection seller.

Because swap agree are two party contracts and because they may have terms of greater than seven days, a party's obligations under a CDS Contract may be considered to be illiquid. However, a Fund will only enter into CDS Contracts with counterparties that agree to permit the Fund to terminate the contract at any time upon no more than seven days' notice, and the Funds will generally not deem their obligations under such Contracts to be illiquid.

The Funds bear counterparty risk in connection with CDS Contracts, i.e., risk of loss of the amount expected to be received under the contract in the event of the default or bankruptcy of the counterparty. The Funds will only enter into CDS Contracts with counterparties that meet their standards of creditworthiness, standards that are similar to those required of counterparties with which the Funds may enter into repurchase agreements.

The Funds will segregate assets necessary to meet any accrued payment obligations to the counterparty when it is a protection buyer under a CDS Contract. In cases where a Fund is a protection seller, if the Contract is physically settled, the Fund will be required to segregate the full notional amount of the Contract. If cash settlement is required under a CDS Contract where a Fund is a protection seller, the Fund will segregate an amount equal to its daily marked-to-market obligation (i.e., the Fund's liability under the Contract as of that day, if any), rather than the full notional amount of the Contract. By setting aside assets equal to only its net obligation under cash-settled CDS Contracts, the Funds will have the ability to employ leverage to a greater extent. Obligations under CDS Contracts that are covered as described in this paragraph will not be construed to be "senior securities" for purposes of the 1940 Act or the Funds' fundamental investment restriction concerning senior securities.

Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the "Code") may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. Most swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC"). It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The Funds may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange between two parties of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund's exposure to long or short-term interest rates. For example, a Fund may enter into an interest rate swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

Interest rate swap agreements calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid (or received) under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under an interest rate swap agreement will be accrued daily and offset against any amounts owed to the Fund. Any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging.

The use of interest rate swaps, like other swap agreements, is subject to certain risks. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectus and SAI), swap agreements are generally valued by a Fund at market value. The manner in which these instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which these investments are valued by other types of investors.

CASH RESERVES. A Fund may invest all or part of its assets in cash or cash equivalents to "cover" its potential obligations under derivative positions it has taken or as a cash reserve for liquidity purposes. Cash equivalents include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

MONEY MARKET INSTRUMENTS. The Funds are authorized to invest up to 100% of its assets in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes").

Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds may invest in all types of Commercial Paper, including Commercial Paper rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch, Inc. ("Fitch") and unrated Commercial Paper. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Funds' investment adviser (the "Manager") will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

U.S. GOVERNMENT SECURITIES. As noted above, the Funds may invest in U.S. government securities. U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by such entities, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored agencies and instrumentalities, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Like other debt securities, U.S. government securities with longer maturities tend to produce higher yields but are generally subject to greater capital price fluctuation than obligations with shorter maturities and lower yields. Also like other debt securities, the market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Funds' portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of the Funds' investments in these securities.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions as "cover" for its derivative positions or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. The maturities of the underlying securities in repurchase transactions may be more than one year, but the term of each repurchase agreement will normally be much shorter than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price. In the event of a default or bankruptcy by a selling financial institution, a Fund could incur certain costs or delays in connection with seeking to liquidate the collateral and, to the extent that proceeds from any sale upon a default on a repurchase agreement were less than the repurchase price, could suffer a loss. In these circumstances, a Fund also may lose the interest it expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total net assets. The investments of the Funds in repurchase agreements at times may be substantial when, in the view of the Manager, liquidity considerations so warrant or entering into repurchase agreements is preferable to other alternatives for investing the Funds' cash reserves.

FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may purchase or sell index futures contracts and options thereon as a substitute for a comparable market position in CDS Contracts or the securities underlying the futures contracts. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A Fund will generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The Funds may engage in comparable closing transactions with respect to options on futures contracts.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of a Fund's loss from an unhedged short position in futures contracts is potentially unlimited. The Funds intend only to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Each Fund intends to use futures and related options in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" ("CPO") in accordance with Rule 4.5 so that each Fund is not subject to CPO registration and regulation under the CEA.

When a Fund purchases or sells an index futures contract, or sells an option thereon, the Fund must "cover" its position. To cover its position, the Fund may enter into an offsetting position or segregate with its custodian on the books and records of the Fund, cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Such market value is determined on a daily basis, and any necessary changes to the amount of assets segregated will also be made on a daily basis.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently inverse to the futures contract. A Fund could also cover its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate liquid assets equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate liquid assets equal in value to the difference between the strike price of the put and the price of the future. A Fund could also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Manager determines not to close a futures position held by a Fund, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

ILLIQUID SECURITIES. The Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act"). A Fund will not invest more than 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Commission, illiquid securities also are considered to include, among other securities, repurchase agreements with maturities in excess of seven days. A Fund may not be able to sell illiquid securities when the Manager considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such a security is illiquid for purposes of the 15% restriction is a question of fact depending, among other matters, on the readily-available trading markets for the security and any applicable contractual restrictions on transfer. While the Trust's Board of Trustees (the "Trustees") retains ultimate responsibility for these liquidity determinations, the Trustees have adopted guidelines pursuant to which the Manager makes these determinations on a day-to-day basis. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid.

OTHER INVESTMENT COMPANIES. The Funds may invest in the securities of other investment companies, including other exchange traded funds and unit investment trusts (UITs), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Fund invests in and, thus, is a shareholder of another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company (including advisory fees and brokerage, shareholder servicing, and other operational expenses), in addition to both the advisory fees payable directly by the Fund to the Manager and the other expenses that the Fund bears directly in connection with its own operations. Shareholders of the Funds would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Investing in other investment companies involves substantially the same risks to a Fund as investing directly in the investments of the underlying investment companies. Accordingly, if a Fund invests in another investment company that invests in fixed income securities, the Fund will be subject to the credit, interest rate and other risks associated with the fixed income securities held by the other investment company. Under applicable law and regulations, a Fund generally may not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities ("3% Limitation"), securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. Accordingly, the Funds are subject to the 3% Limitation with respect to investments in unaffiliated exchange traded funds or other funds, unless (i) a Fund, unaffiliated exchange traded fund or other fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the Fund, unaffiliated exchange traded fund or other fund take appropriate steps to comply with any conditions in such order. The 1940 Act and exemptive rules thereunder permit under certain conditions investment by the Funds in excess of the above limits in (1) affiliated funds, and (2) affiliated or unaffiliated money market funds.

The Funds may purchase and redeem shares of other exchange traded funds in Creation Unit Aggregations, or may purchase and sell such shares in smaller quantities in the secondary market.

LENDING OF PORTFOLIO SECURITIES. Subject to the investment restrictions set forth below, the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of its total assets. Loans will be subject to termination by the lending Fund on no more than four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the prospectus, investing in the Funds presents certain risks, some of which are further described below.

BORROWING. The Funds may borrow money for cash management purposes. Interest costs on borrowings may fluctuate with changing market rates of interest. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Manager deems appropriate in connection with any borrowings.

NON-DIVERSIFIED STATUS. The Funds are "non-diversified" funds. A fund is considered "non-diversified" because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers. That fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The Funds may not be deemed to meet the requirements to be considered "diversified" investment companies under the 1940 Act because they normally will enter into CDS Contracts with a limited number of counterparties. However, the Funds normally would be diversified in terms of their exposure to the credit risk of a broad range of underlying obligations under such Contracts. In addition, each Fund intends to seek to qualify as a "regulated investment company" for purposes of the Code, which imposes diversification requirements on a Fund that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act. (See the "Taxation" section of this SAI.)

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate will, to some extent, depend on the purchase, redemption, and exchange activity of the Fund's investors. Consequently, it is difficult to estimate what a Fund's actual portfolio turnover rate will be in the future. However, each Fund may buy and sell CDX Contracts frequently to maintain exposure to the most-recently issued or "on-the-run" Contract that is included in its Underlying Index. Therefore, it is expected that the portfolio turnover experienced by the Funds may be substantial. A higher portfolio turnover rate would likely involve correspondingly greater transaction and other expenses that would be borne by the Funds. In addition, a Fund's portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.

DESCRIPTION OF UNDERLYING INDEXES

The North American High Yield CDX Index ("CDX.NA.HY"), the Underlying Index for the HY Funds, is intended to trade exposure to the credit risk of North American below investment grade entities. The value of the Underlying Index is determined based on the price of the CDX Contract relating to the Underlying Index, rather than the prices of the debt securities of the Reference Entities or the single-issuer CDS Contracts relating such Reference Entities. The Underlying Index and related CDX Contract is intended to provide broad exposure across multiple industries and economic sectors, and include 100 Reference Entities. Each Reference Entity is equally weighted, initially making up 1.0% of the index.

The North American Investment Grade CDX Index ("CDX.NA.IG"), the Underlying Index for the IG Funds, is intended to trade exposure to the credit risk of North American investment grade entities. The value of the Underlying Index is determined based on the price of the CDX Contract relating to the Underlying Index, rather than the prices of the debt securities of the Reference Entities or the single-issuer CDS Contracts based on such Reference Entities. The Underlying Index and related CDX Contract is intended to provide broad exposure across multiple industries and economic sectors, and include 125 Reference Entities. Each Reference Entity is equally weighted, initially making up 0.8% of the index.

The composition of each Underlying Index and the related CDX Contract is determined by member banks of CDS IndexCo, the owner of the Underlying Indexes. A new series of CDX Contract relating to each Underlying Index, which may not include all of the same Reference Entities as the previous CDX Contract, is issued every six months. The new series is referred to as the "on-the-run" series, and such on-the-run CDX Contract replaces the previous Contract in the Underlying Index upon issuance. In the event that a Reference Entity is removed from the Underlying Index due to a credit event, the weighting of the remaining Reference Entities will be adjusted accordingly. If the quality of a Reference Entity changes over time, the Reference Entity is not removed from a given series as long as a credit event has not been triggered.

The member banks that help compose and price the index include sixteen major international banks. Each of the member banks makes a market in CDX Contracts based on the Underlying Index. The Underlying Index is maintained and marketed by Markit Group Limited.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as "fundamental" policies of each Fund, which means that the restrictions may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Trust or of a particular Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of such Fund are represented at the meeting in person or by proxy. A Fund may not:

1. Borrow money except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Make loans, except (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors,
(b) to the extent that the entry into a repurchase agreement or swap agreement may be deemed a loan, (c) to lend portfolio securities to the extent permitted by law.

3. Act as underwriter of securities issued by other persons except insofar as a Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

4. Purchase a security (other than a U.S. government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of a Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

5. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund may concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

6. Purchase or sell commodities or commodity contracts; provided, however, that a Fund may invest in futures contracts as described in the Prospectus and this SAI.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or of issuers involved in real estate activities.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, and (b) entering into permissible repurchase, futures, and swap transations.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust's Board of Trustees has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (b) does not put the interests of the Adviser, the Funds' distributor (the "Distributor"), or any affiliated person of the Trust, the Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as defined below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the ETSpreads Exemptive Order (also as defined below); and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above include National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem Creation Unit aggregations of Fund shares, and other institutional market participants and entities that provide information services. The ETSpreads Exemptive Order is the exemptive order granted by the SEC pursuant to which the Funds may offer and redeem their shares only in Creation Unit aggregations.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day. In addition, the Funds' holdings will ordinarily be made publicly available on the Funds' website on a current basis. Specifically, a list of the Funds' holdings [as of the prior Business Day, accompanied by transactions that have taken place on the current Business Day] will be made available.

TRUSTEES AND OFFICERS

The Trustees of the Trust have the responsibility for the overall management of the Trust, including general supervision and review of the Funds' investment activities. The Trustees appoint the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and its Funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below. Trustees who are deemed to be an "interested person" of the Trust, as defined in the 1940 Act, are indicated by an asterisk (*).

                                                                                                                           Other
                                                                                                                           -----
                                                                                           Number of Portfolios in     Directorships
                                                                                           -----------------------     -------------
                                         Position(s) with    Principal Occupation within   Fund Complex Overseen by        Held by
                                         ----------------    ---------------------------   ------------------------        -------
Name and Address       Date of Birth        the Trust(1)          the Past Five Years              Trustee(2)            Trustee(3)
----------------       -------------        ------------          -------------------              ----------            ----------
*Stephen C. Rogers     06/27/66         Trustee since 2008   Chief Executive Officer,                  16                   None
P.O. Box 387                                                 CCM Partners, 1999 to
San Francisco, CA                                            present.

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the trustee dies, resigns or is removed.
(2) The Fund Complex includes funds with a common investment adviser or an adviser that is an affiliated person. Currently, the Fund Complex consists of the Funds and the series of California Investment Trust.
(3) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or investment companies registered under the 1940 Act (other than funds in the Fund Complex).

Currently, the Board has an Audit Committee and a Pricing Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised only of the Independent Trustees (currently, [ ]). The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds' independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditor's certifications; and (4) review with such independent auditors the adequacy of the Funds' basic accounting system and the effectiveness of the Funds' internal accounting controls.

PRICING COMMITTEE. The Board has a Pricing Committee, comprised of one Trustee of the Trust and certain officers of the Trust and of the Manager. The Pricing Committee is responsible for determining the fair value of Fund securities as needed in accordance with the pricing policies adopted by the Board and performing such other tasks as the Board deems necessary. The Pricing Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Pricing Committee's meeting.

The Funds pay the fees of the Trustees who are not affiliated with the Manager, which are currently $____ per quarter and $___ for each meeting attended. [ ] is compensated $_____ annually for his services as Audit Committee Chair. The following table sets forth the estimated compensation to be paid by the Trust projected through the end of the Trust's first fiscal ended [ ].

                                   Pension or           Estimated      Total Compensation
                     Aggregate     Retirement Benefits  Annual         from Trust and Fund
                     Compensation  Accrued as Fund      Benefits Upon  Complex Paid to
Name/Position        from Trust    Expenses             Retirement     Trustees
------------------------------------------------------------------------------------------
Stephen C. Rogers       None         None                None            None
President, Secretary
& Trustee
[            ]         $_____        None                None           $_____
Trustee
[            ]         $_____        None                None           $_____
Trustee
[            ]         $_____        None                None           $_____
Trustee


The following tables set forth the dollar range of shares held in each Fund by each Trustee, and the aggregate holdings of each Trustee in all funds in the "family of investment companies" (the Trust and the California Investment Trust), as of December 31, 2007:

----------------------------------------------------------------------------------------------------------------
                      ETSpreads High   ETSpreads Inverse      ETSpreads     ETSpreads Inverse  All Funds of the
                        Yield Fund      High Yield Fund    Investment Grade  Investment Grade       Trust
                                                                 Fund              Fund
----------------------------------------------------------------------------------------------------------------
Stephen C. Rogers         None             None                None              None        [Above $100,000]
----------------------------------------------------------------------------------------------------------------
                          None             None                None              None        [      ]
----------------------------------------------------------------------------------------------------------------
                          None             None                None              None        [      ]
----------------------------------------------------------------------------------------------------------------
                          None             None                None              None        [      ]
----------------------------------------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND OTHER SERVICES

MANAGEMENT SERVICES. The Manager is CCM Partners, LP, a California limited partnership. The Manager serves as the investment adviser to the Funds pursuant to the Investment Advisory Agreement dated ________, 2008, between the Trust on behalf of each of the Funds and the Manager (the "Agreement"). The Manager is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

Pursuant to the Agreement, the Manager supplies investment research and portfolio management, including the selection of securities for the Funds to purchase, hold, or sell and the selection of brokers or dealers through whom the portfolio transactions of each Fund are executed. The Manager's activities are subject to review and supervision by the Trustees to whom the Manager renders periodic reports of the Funds' investment activities.

Each Fund pays for its own operating expenses and for its share of the Trust's expenses not assumed by the Manager, including, but not limited to, brokerage fees, taxes, interest, costs of reports and notices to shareholders, fees charged by the Funds' custodian and shareholder servicing, transfer and dividend-paying agent, auditing, legal and sub-licensing fees, the fees of the independent Trustees and the salaries of any officers or employees who are not affiliated with the Manager, and its pro rata portion of premiums on the Trust's fidelity bond and directors and officers insurance policy.

For the Manager's services, each Fund pays a monthly fee computed at the annual rates shown in the table below:

FUNDS                                 MANAGEMENT FEE PER ANNUM
-----                                 ------------------------
ETSpreads High Yield Fund                        TBD
ETSpreads Inverse High Yield Fund                TBD
ETSpreads Investment Grade Fund                  TBD
ETSpreads Inverse  Investment Grade
Fund                                             TBD

The Agreement is currently in effect until __________, 2010, and will be in effect thereafter only if it is renewed for each Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trust or a vote of a majority of the outstanding voting securities of each Fund, and (ii) a vote of a majority of the Trustees who are not parties to the Agreement or an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

The Agreement may be terminated without penalty at any time by the Trust with respect to any Fund (either by the applicable Board of Trustees or by a majority vote of the terminating Fund's outstanding shares). The Agreement may also be terminated by the Manager on 60-days' written notice and will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

PORTFOLIO MANAGERS. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the Funds' portfolio managers managed as of _______, 2008.

       WILLIAM P. MOCK
                                                                     Number of Accounts      Assets Managed for
                               Number of                             Managed for which        which Investment
                               Accounts         Total Assets        Investment Advisory        Advisory Fee is
      Type of Account           Managed            Managed        Fee is Performance-Based    Performance-Based
------------------------------------------------------------------------------------------------------------------
   Registered Investment           X                $XXX                     0                        $
         Companies                                                                                    -
  Other pooled investment          0                  0                      0                        $
         vehicles                                                                                     -
      Other accounts               0                  0                      0                        $
                                                                                                      -
       MATTHEW T. CLARK
                                                                     Number of Accounts      Assets Managed for
                               Number of                             Managed for which        which Investment
                               Accounts         Total Assets        Investment Advisory        Advisory Fee is
      Type of Account           Managed            Managed        Fee is Performance-Based    Performance-Based
------------------------------------------------------------------------------------------------------------------
   Registered Investment           X                $XXX                     0                        $
         Companies                                                                                    -
  Other pooled investment          0                  0                      0                        $
         vehicles                                                                                     -
      Other accounts               0                  0                      0                        $
                                                                                                      -

POTENTIAL CONFLICTS. Individual portfolio managers manage multiple Funds of the Trust, and may manage other funds advised by CCM. CCM manages potential conflicts between funds through allocation policies and procedures, internal review processes, including, but not limited to reports and oversight by management. CCM has developed trade allocation systems and controls to help ensure that no one fund, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds participate in investment decisions involving the same securities.

PORTFOLIO MANAGER SECURITIES OWNERSHIP. The table below identifies the dollar range Fund shares beneficially owned by each portfolio manager of such Fund, as of __________, 2008.

---------------------------------------------------------------------------------------------
                      ETSpreads High   ETSpreads Inverse      ETSpreads     ETSpreads Inverse
                        Yield Fund      High Yield Fund    Investment Grade  Investment Grade
                                                                 Fund              Fund
---------------------------------------------------------------------------------------------
William P. Mock            None             None                 None              None
---------------------------------------------------------------------------------------------
Matthew T. Clark           None             None                 None              None
---------------------------------------------------------------------------------------------

COMPENSATION. Compensation of portfolio managers (PMs) includes a base salary, cash bonus, and a package of employee benefits that are generally available to all salaried employees. Compensation is structured to emphasize the success of the Manager rather than that of any one individual. The Manager does not have any "incentive compensation" or "deferred compensation" programs for the PMs. Compensation is not linked to the distribution of Fund shares. Each element of compensation is detailed below:

Base Salary. PMs are paid a fixed base salary that is intended to be competitive in light of each PM's experience and responsibilities.

Bonus. Bonus payments are based on a number of factors including the profitability of the Manager and the employee's long-term contributions. Full-time employees of the Manager with at least one year of tenure participate in the annual bonus program. Bonuses are not linked to the amount of assets managed or to measurements of relative or absolute investment returns.

Partnership Interests. In the past, the Manager has made partnership interests available in its general partner, RFS Partners, to employees of the Manager. PMs have participated in these offerings by purchasing interests in the partnership. Partnership interests may provide pass-through income of the Manager's profits and annual cash distributions based on each partner's proportionate profit sharing interest. Distributions are generally determined based on considerations of the Manager's working capital requirements and on estimated tax liabilities associated with pass-through income.

Employee Benefit Program. PMs participate in benefit plans and programs available generally to all employees, which includes a qualified, defined-contribution profit sharing plan and company match.

The above information regarding compensation of PMs is current as of __________, 2008.

CODE OF ETHICS. The Trust and the Manager have adopted a Code of Ethics pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder (and Rule 204A-1 under the Investment Advisers Act of 1940, as amended). Currently, the Code of Ethics prohibits "access persons" as defined in the Code of Ethics from buying or selling securities for their own individual accounts if any such purchase or sale would represents both $50,000 or more and 1,000 or more shares, and if the securities at the time of such purchase or sale (i) are being considered for purchase or sale by a fund advised by the Manager (except for funds such as the Funds that seek to match the performance of an index (the "Index Funds")) (ii) have been purchased or sold by a fund (except the Index Funds) within the most recent seven (7) days if such person participated in the recommendation to, or the decision by, the fund to purchase or sell such security (except the Index Funds). There are limited exceptions to these prohibitions on access persons buying or selling securities for their own account (e.g., purchases that are part of an automatic dividend reinvestment plan). The Code of Ethics also requires access persons to report personal holdings to the Trust or the Manager on an annual basis and to report personal securities transactions to the Trust or the Manager on a quarterly basis.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to the Manager the authority to vote proxies of companies held in the Funds' portfolios. The Manager intends to apply its pre-determined proxy voting guidelines ("Voting Guidelines") when voting proxies on behalf of the Funds. Because the Funds invest almost exclusively in securities and other instruments that do not carry voting rights, the Manager expects to vote proxies on securities held by the Funds only rarely, if at all.

The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including the Funds, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. The Board, in conjunction with the Manager, seeks to balance the benefits of voting the proxies against the associated costs to the shareholders. The Board will review the Voting Guidelines, and any votes on securities held by the Funds under such Voting Guidelines, at least annually.

The Manager seeks to avoid material conflicts of interest by voting in accordance with the Voting Guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any relationship that the Manager may have with the issuer. Further, the Manager may engage a third party as an independent fiduciary to vote all proxies of the Funds, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the Manager's views on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with the Voting Guidelines' provisions as to that category of items.

Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between the Adviser and a Fund are referred to the Board. Specifically, the Manager will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the Manager's conflict so that the Board would be able to make an informed decision regarding the vote. When the Board does not respond to such a conflict disclosure request or rejects a proposed vote, the Manager will abstain from voting the securities held by the Fund.

With regard to voting proxies of foreign companies, the Manager weighs the cost of voting and potential inability to sell the securities (which may arise during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the Manager seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies on the lent securities.

When evaluating proposals, the Manager recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the Manager generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The Manager believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the Manager generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the Manager generally votes in accordance with management when it believes, in its sole discretion, that management's position neither unduly limits the rights and privileges of shareholders nor adversely affects the value of the Funds' investment.

Information regarding how the Funds voted proxies relating to portfolio securities during each 12-month period ended June 30 will be available without charge (1) by calling the Funds at (800) 225-8778, or (2) on the SEC's website at http:///www.sec.gov.

PRINCIPAL UNDERWRITER. [ ] (the "Distributor"), a [ ], is currently the principal underwriter of each Fund's shares under an underwriting agreement with the Trust, pursuant to which the Distributor agrees to act as each Fund's distribution agent. Each Fund's shares are offered through the Distributors only in Creation Unit Aggregations, and on a best efforts basis in a continuous offering without a sales load or other commission or compensation. Shares of the Funds in less than Creation Unit Aggregations are not distributed by the Distributor. [Distributor affiliation] While the shares of each Fund are offered with no sales charge, the Distributor may, out of its own monies, compensate brokers who assist in the sale of a Fund's shares. In addition, the Manager may, out of its own monies, make cash contributions to tax-exempt charitable organizations that invest in the Funds.

OTHER SERVICES. [ ] (the "Administrator") acts as the shareholder servicing agent for the Trust and acts as the Trust's transfer and dividend-paying agent. In such capacities the Administrator performs many services, including determining the Funds' net asset values, bookkeeping and shareholder record-keeping.

[ ] (the "Custodian") acts as custodian of the securities and other assets of the Trust. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Under the custodian agreement, the Custodian (i) maintains a separate account or accounts in the name of each Fund,
(ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distribution on account of each Fund's securities and (v) makes periodic reports to the Trustees of each Trust concerning each Fund's operations.

[ ] (the "Auditors"), is the independent registered public accounting firm for the Trust. The Auditors audit the financial statements of each Fund once each year. The Auditors also provide certain other services, including assistance and consultation with respect to regulatory filings with the SEC.

The validity of shares of beneficial interest offered hereby has been passed on by Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue N.W., Washington, D.C. 20004, which has also provided advice as to certain matters under the federal securities laws with respect to the Funds.

POLICIES REGARDING BROKER-DEALERS USED FOR PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds, assignment of their portfolio business, and negotiation of commission rates and prices are made by the Manager, whose policy is to obtain the "best execution" available (i.e., prompt and reliable execution at the most favorable security price). If purchases made by the Funds are effected via principal transactions with one or more dealers (typically a market maker firm in the particular security or a selling group member in the case of an initial or secondary public offering) at net prices, the Funds will generally incur few or no direct brokerage costs. These dealers are compensated principally through the "spread," or the difference between the price at which they are willing to buy a security and the higher price at which they are willing to sell it, but they may also charge related transaction fees. Similarly, CDS Contracts typically are entered into directly with a dealer, without any direct brokerage costs. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter.

In selecting broker-dealers and in negotiating commissions and transaction prices, the Manager generally considers, among other things, the broker-dealer's reliability, the quality of its execution services on a continuing basis, the financial condition of the broker-dealer, and, to the extent permitted by law, any research services provided by the broker-dealer, which may include advice as to the value of securities or the advisability of purchasing or selling specific securities and analysis and reports concerning securities, economic factors and trends, and portfolio strategy. The Manager considers such research services, which is in addition to and not in lieu of the services required to be performed by the Manager under the Agreements, to be useful in varying degrees, but of indeterminable value.

In light of certain requirements of the Internal Revenue Code and the 1940 Act, each Fund may be limited in the amount of its assets that can be invested in CDS Contracts through any one counterparty. Therefore, each Fund will at any one time generally own CDS Contracts through a number of such counterparties. To the extent diversification among counterparties is required, the Funds may find it necessary to enter into CDS Contracts with dealers that may not be offering the best possible price to the Fund at the time the Contract is entered into.

In order to obtain additional research and brokerage services, and in order to obtain other qualitative execution services that the Manager believes are important to best execution, the Manager may place fixed-income transactions with specialized broker-dealers with which the Manager has a "soft dollar" credit arrangement, and that execute such transactions on an agency basis ("Brokers"). However, the Manager currently does not have any such soft dollar arrangements in place. If the Manager in the future uses Brokers to execute fixed-income transactions on an agency basis, the Manager will do so subject to oversight by the Trustees and will take steps to ensure that the prices obtained in such transactions are competitive with the prices that could have been obtained had the transactions been conducted on a principal basis, i.e., directly with the dealers. However, the total cost (i.e., price plus/minus commission) of executing a fixed income transaction through a Broker on an agency basis may be less favorable than that of executing that same transaction with a dealer because the Broker will receive a commission for its services, including for the provision of research products, services or credits. In addition, in these transactions the Funds could pay brokerage commissions at rates higher than the lowest available rates in order to obtain brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended. The Manager will take steps to ensure that commissions paid are reasonable in relation to, among other things: (i) the value of all the brokerage and research products and services provided by that Broker and (ii) the quality of execution provided by that Broker. Accordingly, the Manager uses Brokers to effect fixed income transactions for the Funds where the total cost is, in the Manager's opinion, reasonable, but not necessarily the lowest total cost available. Any research received by the Manager will be used for the exclusive benefit of the Funds and their shareholders, although research may be used for Funds other than those that paid the brokerage commissions through which the research was obtained.

As the Funds had not commenced operations prior to the date of this SAI, no data on commissions paid is included herein.

If purchases or sales of securities of the Funds are considered at or about the same time, transactions in such securities will be allocated among the several Funds in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the Funds, the amount of securities to be purchased or sold, and each Fund's need for the securities in terms of meeting its investment objective of tracking the Underlying Index. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases, however, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions or net prices will be beneficial to a Fund.

ADDITIONAL INFORMATION REGARDING PURCHASES, REDEMPTIONS AND TRADING OF FUND
SHARES

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its customer in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund shares, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of
Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the SEC an exemption from the prospectus delivery requirement in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the relevant Fund and its shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Fund shares that are part of an overallotment within the meaning of Section 4(3)(a) under the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus in the Section entitled "Buying and Selling Shares." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of each Fund are listed on the Exchange and trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

BOOK ENTRY ONLY SYSTEM

DTC Acts as securities depository for each Fund's shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the American Stock Exchange and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions on Fund shares shall be made to DTC or its nominee as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares of a Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions.

CREATION AND REDEMPTION OF CREATION UNITS

CREATION. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is defined as any day that (i) the Government Securities markets in the United States, (ii) the Custodian and (iii) the NYSE and the TBD Exchange are open for business. The term Business Day, therefore, does not include certain federal holidays when banks and the Government Securities market are closed (as recommended by the Security Industry and Financial Markets Association) but national securities exchanges are open, currently Columbus Day and Veterans Day. In addition, as of the date of this SAI, NYSE and the Exchange, as well as banks and the Government Securities markets, observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities") and an amount of cash (the "Cash Component") computed as described below. The Deposit Securities will consist of a portfolio of particular securities determined and designated by the Manager that the Manager believes will facilitate a Fund meeting its investment objective of generating investment results that, before fees and expenses and any income earned on the Fund's cash investments, correspond generally to the price and yield performance of the Underlying Index (or the inverse of such performance). Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "balancing amount." The Cash Component is equal to, and its function is to compensate for, any difference between the NAV per Creation Unit Aggregation and the market value of the Deposit Securities (the "Deposit Amount"). If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the name and the required number and maturity of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business
Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available. The Deposit Securities for each Fund will generally be U.S. government securities. The Funds will enter into CDS Contracts directly with Dealers, and will not request that Authorized Participants include such Contracts as Deposit Securities. The identity, number and/or maturity of the Deposit Securities required for a Fund Deposit for each Fund changes in order to best facilitate investment in such Contracts by a Fund.

In addition, the Trust reserves the right to permit or require the substitution an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Federal Reserve System. The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant being restricted under the securities laws, or in certain other situations.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a "Participant Agreement"). A DTC Participant who has executed a Participant Agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received in proper form by the Distributor no later than the closing time of the regular trading in the CDS Contract markets ("Closing Time") (ordinarily 5:00 p.m., Eastern time) on the date such order is placed in order for the creation of Creation Unit Aggregations to be effected based on the NAV of shares of the Fund determined at the Closing Time on such date. Orders requesting substitution of a "cash-in-lieu" amount generally must be received by the Distributor no later than [2:00 p.m.] Eastern time to enable the order to be effected at the NAV determined at the Closing Time. On days when the CDS Contract markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

PLACEMENT OF CREATION ORDERS FOR THE FUNDS. Fund Deposits must be delivered through the Federal Reserve System by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than [1:00 p.m.] Eastern time, on the Settlement Date. The "Settlement Date" for the Funds is generally the first Business Day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than [2:00 p.m.] Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by [2:00 p.m.] and [1:00 p.m.], respectively, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date. Persons creating Creation Unit Aggregations should observe that this settlement timing differs from the settlement timing used for most other open-end exchange-traded funds, and from the settlement timing of transactions in the Funds in the secondary market.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus
(ii) at least [105%] of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Transmittal Date provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian by [1:00 p.m.] Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by [1:00 p.m.] on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to [105%] of the daily marked to market value of the missing Deposit Securities. The Trust may at any time use the cash on deposit to purchase the missing Deposit Securities in order to complete the purchase order, and will purchase the missing Deposit Securities if such Deposit Securities are not received by [1:00 p.m.] Eastern time, on the [third] Business Day following the Transmittal Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Fund. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of the Trust, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian, or any other participant in the creation process, and other extraordinary events. The Distributor or the Trust shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, the Custodian, and the Distributor are generally under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. To compensate each Fund for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee, described below, payable to each Fund. An additional charge may be imposed for full or partial cash creations to offset the Fund's brokerage and other transaction costs (including estimated market impact) associated with using cash to purchase the requisite Deposit Securities. Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund.

The standard Creation Transaction Fee for each Fund will be $_____ for an in-kind creation ("Creation Transaction Fee"). This fee is charged per day on which the investor purchases shares in Creation Unit Aggregations, regardless of the number of Creation Units being purchased by the investor on that day. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

REDEMPTION OF SHARES IN CREATION UNITS AGGREGATIONS. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. In addition, investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities ("Redemption Securities") that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form on that day. Redemption Securities may not be identical to the Deposit Securities that are applicable at that time to creations of Creation Unit Aggregations. Like the Deposit Securities, however, Redemption Securities will generally be U.S. government securities, and will not be CDS Contracts.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Redemption Securities -- as announced on the Business Day that the request for redemption is received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Securities (the "Cash Redemption Amount"), less a redemption transaction fee listed below. In the event that the Redemption Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or
(iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by each Fund. The fee is a single charge per day on which an investor redeems shares in Creation Unit Aggregations, and will be the same regardless of the number of Creation Units redeemed by the investor on the same day. The standard redemption transaction fee for redemptions in kind of Creation Units of these Funds is $_____. Investors will also bear the costs of transferring the Redemption Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS FOR THE FUNDS. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 5:00 p.m. Eastern time on such Transmittal Date, except as described below; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders requesting substitution of a "cash-in-lieu" amount generally must be received no later than 2:00 p.m. Eastern time. On days when the TBD closes earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date.

If it is not possible to effect deliveries of the Redemption Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus the redemption transaction fee and an additional charge for requested cash redemptions to offset the brokerage and other transaction costs associated with the disposition of Fund securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeeming shareholder a portfolio of securities that differs from the exact composition of the Redemption Securities as long as the total value of the securities and cash received by the redeeming shareholder does not differ from the value of the Redemption Securities plus the Cash Redemption Amount that they would have otherwise received.

Redemptions of shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Redemption Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensation for the Authorized Participant or delivery instructions.

THE INDICATIVE FUND VALUE. The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In order to provide updated information relating to the Trust for use by investors and market professionals, an approximate value of shares of each Fund (the "Indicative Fund Value" or "IFV") will be disseminated every fifteen seconds throughout the trading day by the Exchange or by other information providers, such as Bloomberg. This IFV should not be viewed as a "real-time" update of the NAV, because the IFV may not be calculated in the same manner as the NAV, which is computed once a day. The IFV will be calculated by an independent third party, who will determine the value of Fund holdings using a combination of (i) executed CDS Contract transactions as reported directly from broker-dealers, (ii) intra-day quote prices obtained directly from broker-dealers, and (iii) intra-day prices obtained from subscription services. The Trust is not involved in, or responsible for, the calculation or dissemination of the IFV and makes no warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE PER SHARE ("NAV")

The NAV for each Fund is calculated by deducting all of a Fund's liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, such as interest accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV is calculated by the Administrator and determined as of the close of the regular trading on the CDS Contract markets (ordinarily 5:00 p.m. Eastern time) on each day that all of (i) the government securities markets, (ii) the Custodian, and
(iii) the NYSE and the Exchange are open for business.

In calculating a Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), or
(ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The value of the Underlying Index, and the value of CDX Contracts held by the Funds for purposes of determining NAV, is determined once daily by the Index Provider by polling the dealer banks the serve as market makers in CDX Contracts. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Manager may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to pricing policies and procedures approved by the Board.

TAXATION

TAXATION OF RICS

Each Fund is treated as a separate entity and intends to continue to qualify in each year to be treated as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(c)(2) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other
RICs) or the securities of one or more qualified publicly traded partnerships.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder's adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent of a return of capital distribution exceeds a shareholder's adjusted basis, the distribution will be treated as gain from the sale of shares.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any ordinary income or capital gain net income not distributed in prior years. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons such as U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). The discussion does not generally address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisors as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

DEPOSITS. Deposits of a portfolio of securities in exchange for Creation Units do not result in the recognition of taxable gain or loss by a Fund but generally constitute a taxable event to an investor. The investor generally will recognize gain or loss with respect to each security deposited equal to the difference between the value of the securities deposited and the investor's tax basis therein. Investors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund in light of their own unique circumstances.

DISTRIBUTIONS. Distributions of a Fund's investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund's net capital gain properly designated by the Fund as "capital gain dividends" is taxable to a shareholder as long-term capital gain regardless of a shareholder's holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record as of a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

BUYING A DIVIDEND. An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. More generally, an investor should be aware that, at the time he, she or it purchases shares of a Fund, a portion of the purchase price will often be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

QUALIFIED DIVIDEND INCOME AND DIVIDENDS RECEIVED DEDUCTION. Special rules apply to ordinary income dividends paid to its shareholders by a RIC attributable to "qualified dividend income." Such dividends are subject to tax in the hands of individual shareholders at the same reduced maximum rates applicable to long-term capital gains if certain requirements are met. These rules apply only to taxable years beginning before January 1, 2011. In addition, ordinary income dividends paid by a RIC to corporate shareholders in certain circumstances may be eligible for the dividends received deduction. The Funds do not expect any significant amount of their distributions to qualify under either of these provisions.

GAINS AND LOSSES ON SALES AND REDEMPTIONS. A redemption of shares, whether through a cash distribution or an in-kind distribution of securities or other property, generally does not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. The amount of the gain or loss on a sale or redemption is measured by the difference between the shareholder's adjusted tax basis in his, her or its shares and the amount of cash plus, in the case of an in-kind redemption, the value of property received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

LONG-TERM CAPITAL GAINS. In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares), while other income may be taxed at rates as high as 39.6%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income.

These maximum rates on long-term capital gains apply to taxable years beginning before January 1, 2011. Without additional Congressional action, the maximum rate of tax on long-term capital gains for taxable years beginning on or after such date will return to 20% (or 10% in the case of individual investors who are in the 10% or 15% tax bracket).

DEDUCTION OF CAPITAL LOSSES. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

NOTICES TO SHAREHOLDERS. The Funds send to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includable in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS.

BACK-UP WITHHOLDING. A Fund may be required to withhold at the applicable withholding rate federal income tax from any distributions paid to (1) any shareholder who has failed to provide to the Fund a correct taxpayer identification number or a certificate that such shareholder is not subject to backup withholding; and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding tax is not an additional tax and may be refunded or credited against a taxpayer's regular federal income tax liability if appropriate information is provided to the IRS.

SECTION 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of Fund shares if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

FUTURES CONTRACTS. Each Fund may purchase or sell futures contracts. Such transactions are subject to special tax rules which may affect the amount, timing and character of distributions to shareholders. Unless a Fund is eligible to make and makes a special election, such futures contracts that are "Section 1256 contracts" (such as a futures contract the margin requirements for which are based on a marked-to-market system and which is traded on a "qualified board or exchange") will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election is made, gain or loss from transactions in such futures contracts will be 60% long-term and 40% short-term capital gain or loss.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Tax law is subject to change by legislative, judicial or administrative action. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Trust may pay dividends or make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is currently provided by the Trust in connection with the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

PRINCIPAL HOLDERS OF SECURITIES

No shares of the Funds were outstanding prior to the date of this SAI.

MISCELLANEOUS INFORMATION

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust (such as the Trust) shall be entitled to the same limitation of liability extended to shareholders of private, for-profit corporations. It is nevertheless possible that the shareholders of the Trust could be held personally liable for its obligations under certain circumstances, including if the Trust were to become a party to an action in another state whose courts refused to apply Delaware law. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust (and, therefore, its shareholders), Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Funds as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of a Fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

FINANCIAL STATEMENTS

The Funds had not commenced operations, and had no assets, prior to the date of this SAI. Therefore, no financial statement are included or incorporated by reference herein.

APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). Commercial paper merits a "Prime" rating upon Moody's evaluation of many factors, including: (1) the issuer's management; (2) the issuer's industry or industries and the speculative-type risks that may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings for a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the issuer's management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper attains a "Prime-1," "Prime-2," or "Prime-3" rating from Moody's.

"Prime-1" indicates a superior ability for repayment of senior short-term debt obligations. Issuer repayment ability is based in part on: (1) leading market positions in well-established industries; (2) a high of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternative liquidity.

"Prime-2" indicates a strong ability for repayment of short-term debt obligations. Issuer repayment ability is normally evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be subject to more variation than "Prime-1." Capitalization characteristics, while still appropriate, may be affected more by external conditions than "Prime-1." Ample alternative liquidity is maintained.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P rates commercial paper based on the likelihood of the repayment of debt. S&P uses the following characteristics to rate commercial paper: (1) liquidity ratios adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) the issuer's industry is well-established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1," "A-2," or "A-3."

"A-1" indicates that the degree of safety regarding timely payment is very strong. "A-1" issues determined to possess overwhelming safety characteristics are designated with a plus (+) sign.

"A-2" indicates the capacity for timely payment on issues is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

CORPORATE BOND RATINGS

MOODY'S. Moody's assigns an "Aaa" rating only to the best quality bonds. These bonds, commonly known as "gilt edged," carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such issues.

Bonds rated "Aa" are high quality by all standards. Together with the "Aaa" group, "Aa" bonds comprise what are generally known as high-grade bonds. They are rated lower than "Aaa" bonds because of their smaller margins of protection or the fluctuation of protective elements may be of greater amplitude or there may be other elements present making long-term risks appear somewhat larger than in "Aaa" securities.

Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. "Baa" bonds lack outstanding investment characteristics and have speculative characteristics.

Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured as higher rated bonds. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes "Ba" bonds.

Bonds rated "B" generally lack desirable investment characteristics. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds rated "Caa" are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated "Ca" represent obligations which are highly speculative. These issues are often in default or have other marked shortcomings.

Bonds rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's modifies corporate bond ratings numerically with a "1," "2," or "3" in each generic classification from Aa through Caa. The modifier "1" indicates that the bond ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

S&P. S&P assigns an "AAA" rating to bonds with an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a very strong capacity to pay interest and repay principal, qualify as high-quality debt obligations, and differ from "AAA" issues in most instances only in small degree. Bonds rated "A" also have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher categories.

Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated "BB", "B", "CCC", "CC", and "C", are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated "CCC" are currently vulnerable to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated "C" are currently highly vulnerable to nonpayment. They may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments continue.

Bonds are rated "D" when the issue has failed to pay one or more of its financial obligations (rated or unrated) when it came due. The "D" rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.

S&P modifies ratings with a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings from "AA" to "CCC" may be modified with a plus (+) or minus (-) sign.

                          EXCHANGE TRADED SPREADS TRUST

                                    FORM N-1A

                           ---------------------------

                                     PART C
                                OTHER INFORMATION

                           ---------------------------

ITEM 23. EXHIBITS

      (a)   Agreement and Declaration of Trust

      (b)   By-Laws (1)

      (c) Instruments Defining Rights of Security Holders - See Articles III and V of the Agreement and Declaration of Trust filed herewith as Exhibit a

      (d)   Form of Investment Advisory Agreement (1)

      (e)   (1)   Form of Distribution Agreement (1)

            (2)   Form of Authorized Participant Agreement (1)

      (f)   Bonus or Profit Sharing Contracts - Not applicable

      (g)   Form of Custodian Agreement (1)

      (h)   Other Material Contracts

            (1)   Form of Administrative Agency Agreement (1)

            (2)   Form of Fund Accounting and Services Agreement (1)

            (3)   Form of Transfer Agency and Services Agreement (1)

      (i)   Opinion and Consent of Sutherland Asbill & Brennan (1)

      (j)   Other opinions - Independent Auditors' Consent (1)

      (k)   Omitted Financial Statements - Not applicable

      (l)   Initial Capital Agreement (1)

      (m)   Rule 12b-1 Plan - Not applicable

      (n)   Rule 18f-3 Plan - Not applicable

      (o)   Reserved

      (p)   Codes of Ethics

            (1)   Code of Ethics of Trust (1)

            (2)   Code of Ethics of Adviser (1)
---------------------
(1)   To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      The Trust may be deemed to be under the control of its investment adviser, CCM Partners, LP (the "Manager"). The Manager is a California limited partnership. The Manager is controlled by RFS Partners, LP, a privately held California limited partnership which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

ITEM 25. INDEMNIFICATION

      that Article VII of the Registrant's Agreement and Declaration of Trust provides that an agent of the Trust (including the trustees and officers of the Trust), when acting in the agent's capacity as such, shall be liable to the Trust and to any shareholder solely for such agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such agent, and for nothing else. Such an agent also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

      Article VII also provides that the Registrant shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the trustee or officer is proper in the circumstances by a majority vote of independent trustees, by a committee of independent trustees designated by majority vote of independent trustees then in office, or by independent legal counsel in a written opinion. Agents and employees of the Trust who are not trustees or officers may be indemnified under the same standards and procedures described above, at the discretion of the trustees.

      Additionally, with respect to indemnification against liability incurred by Registrant's underwriter, reference is made to Section __ of the Distribution Agreement dated ______, 2008 between Registrant and RFS Partners. With respect to indemnification against liability incurred by Registrant's investment adviser, reference is made to Section __ of the Investment Advisory Agreement dated _______, 2008 between the Registrant and CCM Partners.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      The Manager is the investment adviser to each series of the Registrant. The Manager has been engaged during the past two fiscal years as the investment adviser of the California Investment Trust (and its predecessors), a diversified, open-end management investment company.

      RFS Partners, LP, a registered broker-dealer that serves as principal underwriter of the registrant and California Investment Trust, is the general partner of the Manager.

ITEM 27. PRINCIPAL UNDERWRITERS

      RFS Partners, LP (the "Distributor") is the principal underwriter of the Registrant. The Distributor also serves as principal underwriter of the California Investment Trust. The general partner of the Distributor is Richard
F. Shelton, Inc, 44 Montgomery Street, Suite 2100, San Francisco, CA 94104. Stephen C. Rogers serves as President of such general partner and as trustee of the registrant.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS.

      (a) CCM Partners, LP, 44 Montgomery Street, Suite 2100, San Francisco, California 94104 (records relating to its function as investment adviser for the Registrant).

      (b) RFS Partners, LP, 44 Montgomery Street, Suite 2100, San Francisco, California 94104 (records relating to its function as principal underwriter for Registrant).

      (c) Administrator (records relating to its function as administrator and transfer agent for registrant).

ITEM 29. MANAGEMENT SERVICES

      All management-related service contracts are discussed in Part A or Part B of this Form N-1A.

ITEM 30. UNDERTAKINGS.

      Not applicable.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 28th day of January, 2008.

                                        EXCHANGE TRADED SPREADS TRUST
                                        ---------------------------------
                                        (Registrant)

                                        By /s/ Stephen C. Rogers
                                        ---------------------------------
                                        Stephen C. Rogers, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                      DATE

/s/ Stephen C. Rogers         Trustee                    January 28, 2008
---------------------
Stephen C. Rogers